INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

4.   INCOME TAXES

Cayman Islands, British Virgin Islands (“BVI”) and the Republic of Mauritius (“Mauritius”)

Under the current laws of the Cayman Islands, BVI and Mauritius, the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius are not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Home Inns Hong Kong subsidiaries were subject to Hong Kong profit tax at a rate of 16.5% on their assessable profits. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws. The CIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments will continue to be granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a high and new technology enterprise. One subsidiary of the Group, Suzhou Hengchuang Software Co., Ltd. is a qualified software enterprise and is entitled to a two-year exemption from income taxes followed by a three-year of 50% tax reduction from year 2012 to year 2016.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued CaiShui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a Foreign Invested Enterprise (“FIE”) prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10%. For certain jurisdictions that have signed tax treaties with the PRC, the WHT rate are 5%. No dividend was declared by PRC subsidiaries in the years ended December 31, 2009 and 2010. As the Group intended to indefinitely reinvest its earnings to further expand its businesses in PRC China, undistributed earnings as of December 31, 2009 and 2010 were considered to be indefinitely reinvested. Therefore, no deferred tax liability was recognized in the years ended December 31, 2009 and 2010.

The Company issued USD 184 million of convertible notes (including USD 24 million covering 30-day over-allotment option) on December 21, 2010 (the “Notes”). The Notes will mature on December 15, 2015. The estimated fair value of convertible notes amounted to approximately RMB 1,157,295 (US$ 191,172) and RMB 1,029,577 (US$ 165,938) as of December 31, 2013 and 2014, respectively (Refer to Note 12). In order to repay the debt, after-tax profits from its major PRC subsidiaries in China may be distributed to its overseas holding company borrower. The Group has recognized the relevant deferred tax liability of RMB 52,155 and RMB 60,764 as of December 31, 2013 and December 31, 2014 in connection with cumulative distributable profits of its major PRC subsidiaries earned after January 2008 using a 5% dividend withholding tax rate provided as a preferential rate by the tax arrangement between PRC and Hong Kong (Refer to below Reconciliation of the differences between statutory tax rate and the effective tax rate), and the increased balance was relating to the operation income from its PRC subsidiaries generated in 2014.

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2012	2013	2014
Current income tax expenses	235,594	284,352	290,304
Deferred income tax benefit	(99,289)	(77,355)	(58,981)
Income tax expenses	136,305	206,997	231,323

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2012	2013	2014
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(1)%	(1)%	(1)%
Non-deductible expenses incurred by overseas entities (*)	68%	17%	3%
Non-deductible expenses incurred by domestic subsidiaries	7%	4%	2%
Withholding tax on earnings no longer considered indefinitely reinvested	21%	6%	2%
Effective CIT rate	120%	51%	31%

* Non-deductible expenses recorded by the Company and its overseas subsidiaries, which registered in Cayman Islands, BVI and Mauritius that are not subject to income tax, primarily represents the following items:

		2012	2013	2014
(i)	share-based compensation expenses	21%	5%	3%
(ii)	interest expenses in convertible notes and term loan	26%	6%	1.5%
(iii)	loss arising from change in fair value in convertible notes	19%	8%	(2)%
(iv)	foreign exchange gain from monetary assets and liabilities denominated in foreign currencies	(0.1)%	(3)%	0.5%
(v)	Others	2%	1%	-
Rate for non-deductible expenses incurred by overseas entities		68%	17%	3%

Deferred tax assets and liabilities comprised:

	2013	2014
Deferred tax assets, current:
Tax loss carry forwards	18,586	59,792
Deductible temporary differences related to:
-rental expenses	4,520	5,494
-pre-operating expenses	5,958	4,374
-deferred revenue, current	43,876	47,169
-accruals for customer reward program	5,453	8,387
-others	7,402	9,490
Valuation allowance	(6,956)	(5,021)
	78,839	129,685
Deferred tax assets, non-current:
Tax loss carry forwards	206,999	244,012
Deductible temporary differences related to:
-rental expenses	229,432	240,145
-pre-operating expenses	6,667	6,440
-deferred revenue, non current	12,779	12,707
-unfavorable lease related to acquisitions	83,640	82,172
-impairment loss of property and equipment	4,939	9,106
-others	3,761	3,509
Valuation allowance	(140,653)	(163,244)
	407,564	434,847
Total deferred tax assets	486,403	564,532

Deferred tax liabilities, current:
Withholding tax for profit distribution (refer to Income Tax – PRC)	52,155	60,764

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168 and Fairyland	265,400	271,614
Other taxable temporary differences	18,122	20,961
	283,522	292,575
Total deferred tax liabilities	335,677	353,339

The Group had tax loss carry forward of RMB 1,215,216 as of December 31, 2014. The Group’s remaining tax loss carry forward will be netted against future taxable income. According to the PRC CIT regulations, the loss incurred during a tax year may be carried forward to the following years and set off against the profits of the following years, but the period shall not exceed a maximum of 5 years. These accumulated tax losses will expire on or before January 1, 2020.

A valuation allowance of RMB 147,609 and RMB 168,265 was provided for the net deferred tax assets of the Company as of December 31, 2013 and 2014, respectively. The valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not have been realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry forwards generated by certain subsidiaries. As those entities continue to have accumulated tax losses and tax planning strategies are not available to utilize those tax losses in other subsidiaries, management believes it is more likely than not that such losses will not be utilized before they expire. If events occur in the future that prevent the Company from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carry forwards generally expire after five years.

For the tax holidays described for certain entities in the “PRC” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2012	2013	2014
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	354	4,686	5,701
Basic ordinary share effect	0.004	0.05	0.06
Diluted ordinary share effect	0.004	0.05	0.06